Shareholder Report	6 Months Ended
May 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Court Street Trust
Entity Central Index Key	0000225323
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Fidelity Connecticut Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Connecticut Municipal Income Fund
Class Name	Fidelity® Connecticut Municipal Income Fund
Trading Symbol	FICNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Connecticut Municipal Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Connecticut Municipal Income Fund	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 303,935,298
Holdings Count | shares	223
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$303,935,298
Number of Holdings	223
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 49.7 Health Care 12.7 Education 12.3 Special Tax 10.8 Housing 8.6 Others(Individually Less Than 5%) 1.3 95.4 AAA 8.6 AA 48.1 A 21.5 BBB 10.2 BB 3.3 Not Rated 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.6 AA - 48.1 A - 21.5 BBB - 10.2 BB - 3.3 Not Rated - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity New Jersey Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New Jersey Municipal Income Fund
Class Name	Fidelity® New Jersey Municipal Income Fund
Trading Symbol	FNJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New Jersey Municipal Income Fund for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Income Fund	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 581,790,662
Holdings Count | shares	261
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)
KEY FACTS
Fund Size	$581,790,662
Number of Holdings	261
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.2 Transportation 25.4 Education 14.6 Health Care 7.8 Others(Individually Less Than 5%) 8.6 94.6 AAA 4.5 AA 30.8 A 48.8 BBB 8.5 BB 0.9 Not Rated 1.1 Short-Term Investments and Net Other Assets (Liabilities) 5.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.5 AA - 30.8 A - 48.8 BBB - 8.5 BB - 0.9 Not Rated - 1.1 Short-Term Investments and Net Other Assets (Liabilities) - 5.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.